United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/08

Date of Reporting Period:  Quarter ended 3/31/08

Item 1.                      Schedule of Investments

Federated Corporate Bond Strategy Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS--94.9%
		Basic Industry - Chemicals--1.6%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$14,789
30,000		Praxair, Inc., 4.625%, 3/30/2015	29,921
35,000		RPM International, Inc., 6.50%, 2/15/2018	35,569
100,000		Rohm & Haas Co., 6.00%, 9/15/2017	101,689
		TOTAL	181,968
		Basic Industry - Metals & Mining--3.0%
95,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	92,756
75,000		Barrick Gold Corp., 4.875%, 11/15/2014	73,867
100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	82,148
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	99,194
		TOTAL	347,965
		Basic Industry - Paper--0.9%
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	99,812
		Capital Goods - Aerospace & Defense--5.4%
125,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	126,167
175,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	175,000
115,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	115,199
125,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	131,796
75,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	77,129
		TOTAL	625,291
		Capital Goods - Building Materials--0.9%
100,000		Masco Corp., Note, 5.875%, 7/15/2012	100,769
		Capital Goods - Diversified Manufacturing--0.8%
20,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	17,608
75,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	76,965
		TOTAL	94,573
		Capital Goods - Environmental--1.9%
125,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	135,230
75,000		Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029	80,627
		TOTAL	215,857
		Communications - Media & Cable--2.5%
75,000		Comcast Corp., 7.05%, 3/15/2033	76,389
125,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	123,283
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	95,919
		TOTAL	295,591
		Communications - Media Noncable--2.3%
75,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	77,989
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	100,135
75,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	88,403
		TOTAL	266,527
		Communications - Telecom Wireless--1.9%
125,000		America Movil S.A. de C.V., Note, 5.75%, 1/15/2015	125,962
5,000		Vodafone Group PLC, 5.35%, 2/27/2012	5,118
95,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	93,038
		TOTAL	224,118
		Communications - Telecom Wirelines--3.5%
85,000		Embarq Corp., 6.738%, 6/1/2013	82,318
75,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	74,194
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	42,509
80,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	82,034
125,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	125,203
		TOTAL	406,258
		Consumer Cyclical - Automotive--2.1%
125,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	143,122
100,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	104,231
		TOTAL	247,353
		Consumer Cyclical - Entertainment--1.5%
100,000		International Speedway Corp., 4.20%, 4/15/2009	100,494
75,000		Time Warner, Inc., 5.50%, 11/15/2011	74,074
		TOTAL	174,568
		Consumer Cyclical - Lodging--0.6%
75,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	68,532
		Consumer Cyclical - Retailers--1.7%
125,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	126,813
75,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	69,424
		TOTAL	196,237
		Consumer Non-Cyclical Food/Beverage--3.4%
125,000		General Mills, Inc., Note, 5.70%, 2/15/2017	125,883
125,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	129,628
125,000	[1,2]	SABMiller PLC, Note, 6.50%, 7/1/2016	134,069
		TOTAL	389,580
		Consumer Non-Cyclical Health Care--2.2%
75,000		Anthem, Inc., 6.80%, 8/1/2012	79,563
100,000	[1,2]	Covidien International Finance SA, 6.55%, 10/15/2037	101,281
75,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	70,295
		TOTAL	251,139
		Consumer Non-Cyclical Products--0.7%
35,000		Philips Electronics NV, 5.75%, 3/11/2018	35,751
40,000		Whirlpool Corp., 5.50%, 3/1/2013	40,718
		TOTAL	76,469
		Consumer Non-Cyclical Supermarkets--2.7%
175,000		Kroger Co., 7.25%, 6/1/2009	180,597
100,000		Kroger Co., Bond, 6.90%, 4/15/2038	101,633
25,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	25,271
		TOTAL	307,501
		Energy - Independent--4.9%
75,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	77,741
125,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	124,175
125,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	139,769
100,000	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	95,910
55,000		XTO Energy, Inc., 6.75%, 8/1/2037	59,027
70,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	74,435
		TOTAL	571,057
		Energy - Integrated--1.7%
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	116,911
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	84,098
		TOTAL	201,009
		Energy - Oil Field Services--1.7%
100,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	99,139
100,000		Weatherford International Ltd., 7.00%, 3/15/2038	101,374
		TOTAL	200,513
		Energy - Refining--1.1%
125,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	123,182
		Financial Institution - Banking--7.5%
30,000		Capital One Capital IV, 6.745%, 2/17/2037	21,478
75,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	75,850
125,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	125,214
75,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	82,658
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	85,857
75,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	84,831
125,000		Popular North America, Inc., 5.65%, 4/15/2009	125,772
75,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	73,599
75,000		Washington Mutual Bank, 5.125%, 1/15/2015	54,032
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	51,311
100,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	91,565
		TOTAL	872,167
		Financial Institution - Brokerage--7.8%
110,000		Blackrock, Inc., 6.25%, 9/15/2017	115,632
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	10,690
75,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	75,778
125,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	115,057
75,000		Invesco Ltd., Note, 4.50%, 12/15/2009	75,783
50,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	50,865
50,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	48,800
95,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	91,579
50,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	43,953
115,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	112,041
115,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	111,425
50,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	50,513
		TOTAL	902,116
		Financial Institution - Finance Noncaptive--0.4%
75,000	[1,2]	Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017	45,063
		Financial Institution - Insurance - Health--1.1%
75,000		Aetna US Healthcare, 5.75%, 6/15/2011	78,538
50,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	48,887
		TOTAL	127,425
		Financial Institution - Insurance - Life--1.8%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	80,717
25,000		CIGNA Corp., 6.35%, 3/15/2018	25,374
100,000		Prudential Financial, Inc., 5.15%, 1/15/2013	99,953
		TOTAL	206,044
		Financial Institution - Insurance - P&C--4.7%
109,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	109,770
125,000		CNA Financial Corp., 6.50%, 8/15/2016	126,604
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	81,826
125,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	124,694
25,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	22,155
75,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	75,013
		TOTAL	540,062
		Financial Institution - REITs--3.2%
75,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	66,400
100,000		Liberty Property LP, 6.625%, 10/1/2017	97,814
130,000		Prologis, Sr. Note, 5.50%, 4/1/2012	128,148
75,000		Simon Property Group, Inc., 6.35%, 8/28/2012	76,669
		TOTAL	369,031
		Sovereign--2.0%
206,000		United Mexican States, Series MTNA, 6.75%, 9/27/2034	229,896
		Technology--2.2%
75,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	80,829
25,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	25,935
45,000		Harris Corp., 5.95%, 12/1/2017	46,173
100,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	101,942
		TOTAL	254,879
		Transportation - Airlines--0.7%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	76,699
		Transportation - Railroads--2.5%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	74,008
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	97,390
125,000		Union Pacific Corp., 4.875%, 1/15/2015	124,051
		TOTAL	295,449
		Transportation - Services--2.3%
100,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	90,595
100,000		FedEx Corp., Note, 5.50%, 8/15/2009	102,602
75,000		Ryder System, Inc., 5.95%, 5/2/2011	77,664
		TOTAL	270,861
		Utility - Electric--7.8%
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	64,841
25,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	24,915
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	102,550
75,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	75,642
50,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	47,106
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	77,817
125,000		FirstEnergy Corp., 6.45%, 11/15/2011	130,992
100,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	104,125
75,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	80,515
15,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	15,294
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	41,482
75,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	82,306
50,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	51,946
		TOTAL	899,531
		Utility - Natural Gas Distributor--1.0%
125,000		Atmos Energy Corp., 4.95%, 10/15/2014	120,436
		Utility - Natural Gas Pipelines--0.9%
125,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	106,952
		TOTAL CORPORATE BONDS (IDENTIFIED COST $11,017,578)	10,982,480
		U.S. TREASURY--0.5%
50,000		United States Treasury Note, 4.25%, 11/15/2017 (IDENTIFIED COST $52,116)	53,352
		MUTUAL FUND--4.5%
524,642	[3,4]	Prime Value Obligations Fund, Institutional Shares, 3.25% (AT NET ASSET VALUE)	524,642
		TOTAL INVESTMENTS --- 99.9% (IDENTIFIED COST $11,594,336)[5]	11,560,474
		OTHER ASSETS AND LIABILITIES---NET---0.1%[6]	10,427
		TOTAL NET ASSETS --- 100%	$11,570,901

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2008, these restricted securities amounted to $1,019,521, which represented 8.8% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2008, these liquid restricted securities amounted to $1,019,521, which represented 8.8% of total net assets.

3	Affiliated company.
4	7-Day net yield.
5
At March 31, 2008, the cost of investments for federal tax purposes was $11,594,336.  The net unrealized depreciation of investments for federal tax purposes was $33,862.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $163,130 and net unrealized depreciation from investments for those securities having an excess of cost over value of $196,992.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading.  For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$524,642
Level 2 – Other Significant Observable Inputs	11,035,832
Level 3 – Significant Unobservable Inputs	0
Total	$11,560,474

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

Federated Mortgage Strategy Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Shares			Value
		MUTUAL FUNDS--100.9%[1]
851,128		Federated Mortgage Core Portfolio	$8,519,792
55,124	[2]	Government Obligations Fund, Institutional Shares, 2.54%	55,124
		TOTAL INVESTMENTS—100.9% (IDENTIFIED COST $8,568,224)[3]	8,574,916
		OTHER ASSETS AND LIABILITIES – NET—(0.9)%[4]	(78,168)
		TOTAL NET ASSETS—100%	$8,496,748

1	Affiliated companies.
2	7-Day net yield.
3
At March 31, 2008, the cost of investments for federal tax purposes was $8,568,224. The net unrealized appreciation of investments for federal tax purposes was $6,692.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,692.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in the Federated Mortgage Core Portfolio (Mortgage Core), a portfolio of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund’s Adviser.  Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors.  The investment objective of Mortgage Core is to provide total return.  Federated receives no advisory or administrative fees from Mortgage Core.  Income distributions from Mortgage Core are declared daily and paid monthly.  All income distributions are recorded by the Fund as dividend income.  Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received.  The performance of the Fund is directly affected by the performance of Mortgage Core.  A copy of Mortgage Core’s financial statements is available on the Edgar Database on the SEC’s website www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$8,574,916
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0
Total	$8,574,916

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Pool Series

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	May 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 23, 2008